Schedule of proposed dividend distribution (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net income for the year		R$ 4,952,573	R$ 3,904,202	R$ 1,989,946
Legal Reserve (5%)		(247,629)	(195,210)	(99,497)
Realization of equity evaluation adjustment		46,575	59,630	66,226
Calculation basis for minimum mandatory dividends		4,751,519	3,768,622	1,956,675
Interest on own capital - gross value	[1]	522,809	807,500	643,000
[custom:InterimDividend]	[2]	1,197,003
Complement to reach the mandatory minimum			211,057
Proposed additional dividend from non-capitalized earnings reserve (30.4.1)		1,368,675	1,507,449
Total proposed distribution		3,088,487	2,526,006	643,000
Gross amount of dividends per class of shares: ordinary shares		R$ 1,120,747	1,278,126	325,210
Gross value of dividends per share: ordinary shares		R$ 5.74147
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Gross amount of dividends per class of shares, preferred		R$ 3,658	R$ 4,155	R$ 1,291
Gross value of dividends per share, preferred		R$ 1.16956	R$ 1.27172	R$ 0.39466
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Gross amount of dividends per class of shares, preferred		R$ 1,964,082	R$ 1,243,725	R$ 316,499
Gross value of dividends per share, preferred		R$ 1.16956	R$ 0.96941	R$ 0.24669
Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Gross value of dividends per share: ordinary shares		R$ 1.06323	R$ 0.88128	R$ 0.22423

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.
[2]	The contracts between Petrobras and Compagás were offset by the volume of 55,770,890 m³, disregarding the difference in gas pricing between the contracts (NE 12.1). However, the parties have not reached a consensus to this date, and the amount of R$15,688 remains in dispute. In view of the compensation made by Petrobras and the uncertainty in the reimbursement of the difference in Brazilian reais of the referred Assignment, impairment was recorded for this amount until the end of the transaction.